Borrowing Arrangements (Details) - TEMPO AUTOMATION INC - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 14, 2021	Jun. 23, 2021	Jun. 30, 2020	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Aug. 25, 2022	Oct. 31, 2021
Borrowing Arrangements
Aggregate principal amount									$ 700
Maximum borrowing capacity		$ 50									$ 150,000
Private placement warrants issued					182,500					18,262,167
Issuance of common stock warrants					$ 4,000		$ 9,168	$ 107
Stated percentage					8.95%
Exercise price of warrants										$ 2.82	$ 2.82
Interest paid					$ 6,902	$ 2,069	3,686	630
SVB Term Loan And Credit Facility
Borrowing Arrangements
Private placement warrants issued		109,080	182,500
Stated percentage		8.25%
Exercise price of warrants		$ 1.51
SVB Term Loan
Borrowing Arrangements
Aggregate principal amount		$ 4,000	$ 4,000		$ 10,000
Issuance of common stock warrants			100	$ 100			$ 4,000
Loan commitment fee		$ 50
Period for payments of principal and interest on term loan		8 months
Rate in addition to prime		5.00%
Stated percentage		8.25%
SVB Credit Facility
Borrowing Arrangements
Aggregate principal amount			4,000					1,600
Maximum borrowing capacity			$ 4,000					$ 1,600
Repayment of debt	$ 10,300
Interest paid	$ 300